COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($)		1 Months Ended
	Sep. 21, 2020	Sep. 30, 2020	Dec. 31, 2020
Other commitments
Capital expenditures			$ 54,000,000
Milestone payments in terms of collaboration and license agreements, aggregate			360,000,000
Allegro
Other commitments
Potential asset acquisition, additional funding payment included in aggregate purchase price	$ 40,000,000	$ 40,000,000
Spear Pharmaceuticals, Inc. And Spear Dermatology Products Inc.
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate			70,000,000
Mitsubishi Tanabe Pharma Corporation
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate			60,000,000
Novaliq GmbH
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate			45,000,000
Cedars-Sinai Medical Center
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate			36,000,000
Eyenovia, Inc.
Other commitments
Milestone payments in terms of collaboration and license agreements, aggregate			$ 35,000,000